Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

Note 7

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2013, 2012 and 2011 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings before income taxes excluding non-controlling interest for the following reasons:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Computed “expected” tax expense excluding non-controlling interest	$83,190	$128,275	$155,714
Adjustments to tax expense attributable to:
Foreign tax differences	1,808	(36,139)	(40,733)
Tax-exempt income	(33,183)	(62)	(116)
State income taxes, net of federal benefit	3,139	658	3,849
Change in valuation allowance	-	-	(754)
Federal tax credits	(21,095)	(1,693)	(5,153)
Change in pension deferred tax	(397)	(1,252)	(199)
Domestic manufacturing deduction	(1,488)	(5,643)	(8,012)
Other	476	46	(5,545)
Total income tax expense	$32,450	$84,190	$99,051

Most of Seaboard’s foreign tax differences are attributable to a significant portion of the earnings from Seaboard’s foreign operations being subject to no income tax or a tax rate which is considerably lower than the U.S. corporate tax rate.  During 2013, losses and lower earnings from certain foreign operations conducting business in these jurisdictions impacted the mix of earnings.  However, this impact was offset by tax exempt income related to biodiesel production and additional tax credits as discussed below.  The treatment as tax-exempt income was clarified by the U.S. Internal Revenue Service (IRS) in 2013 for current and prior years and thus the amount of benefit recognized in 2013 above includes $16,523,000 for related refund claims for prior years not previously treated as tax-exempt.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
United States	$164,285	$178,821	$300,992
Foreign	73,401	187,680	143,906
Total earnings excluding non-controlling interest	237,686	366,501	444,898
Less: net loss (income) attributable to non-controlling interest	(1,529)	(277)	2,290
Total earnings before income taxes	$239,215	$366,778	$442,608

The components of total income taxes were as follows:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Current:
Federal	$(33,679)	$68,928	$79,069
Foreign	28,048	31,149	15,318
State and local	3,093	6,507	6,549
Deferred:
Federal	24,698	(16,818)	(1,761)
Foreign	5,575	(935)	(232)
State and local	4,715	(4,641)	108
Income tax expense	32,450	84,190	99,051
Unrealized changes in other comprehensive income	10,318	(9,197)	(12,604)
Total income taxes	$42,768	$74,993	$86,447

As of December 31, 2013 and 2012, Seaboard had income taxes receivable of $60,456,000 and $8,046,000, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $2,974,000 and $14,381,000, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Thousands of dollars)	2013	2012

Deferred income tax liabilities:
Cash basis farming adjustment	$9,983	$10,413
Depreciation	114,519	108,083
LIFO	17,212	7,012
Other	3,970	3,770

	$145,684	$129,278
Deferred income tax assets:
Reserves/accruals	$53,207	$87,836
Tax credit carry-forwards	14,933	12,813
Deferred earnings of foreign subsidiaries	24,266	17,851
Net operating and capital loss carry-forwards	17,725	11,756
Other	3,535	1,442
	113,666	131,698
Valuation allowance	17,869	11,758
Net deferred income tax liability	$49,887	$9,338

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2013, 2012 and 2011, such interest and penalties were not material. The Company had approximately $2,120,000 and $926,000 accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2013, and 2012, respectively.

As of December 31, 2013 and 2012, Seaboard had $7,301,000 and $5,053,000, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.  The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Thousands of dollars)	2013	2012

Beginning balance at January 1	$5,053	$7,898
Additions for uncertain tax positions of prior years	2,300	929
Decreases for uncertain tax positions of prior years	(238)	(2,715)
Additions for uncertain tax positions of current year	422	1,165
Lapse of statute of limitations	(236)	(2,224)
Ending balance at December 31	$7,301	$5,053

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in material adjustments. Seaboard’s U.S. federal income tax years’ are closed through 2009. Seaboard’s 2010 U.S. income tax return is currently under IRS examination.  The jurisdictions that most significantly impact Seaboard’s effective tax rate are the United States, the Dominican Republic and Argentina.

As of December 31 2013, Seaboard had not provided for U.S. Federal Income and foreign withholding taxes on $1,019,122,000 of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the United States. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical.

Seaboard had a tax holiday in the Dominican Republic for the Power segment in 2012 and 2011, which resulted in tax savings of approximately $2,063,000 and $16,275,000, or $1.71 and $13.40 per diluted earnings per common share for the years ended December 31, 2012 and 2011, respectively. The tax holiday ceased on April 1, 2012.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2013, Seaboard had foreign net operating loss carry-forwards of approximately $50,523,000 a portion of which expire in varying amounts between 2014 and 2019, while others have indefinite expiration periods.

At December 31, 2013, Seaboard had state tax credit carry-forwards of approximately $21,503,000, net of valuation allowance, all of which carry-forward indefinitely.

Seaboard has certain investments in various limited partnerships as a limited partner that are expected to enable Seaboard to obtain certain low income housing tax credits over a period of approximately ten years. In January 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2014-01, “Accounting for Investments in Qualified Affordable Housing Projects.”  Early adoption of this ASU was permitted, which Seaboard adopted as of December 31, 2013.  Although this ASU required retrospective basis adoption, the change in accounting method was not deemed material for the years ended December 31, 2013, 2012 and 2011.  This ASU allowed Seaboard to elect to use the proportional amortization method of accounting for all of its qualified affordable housing project investments by amortizing the initial cost of the investment in proportion to the income tax credits received and to recognize the net investment performance in the Comprehensive Statements of Income as a component of income tax expense.  Previously, Seaboard used the equity method of accounting for these long-term investments and recognized the investment losses as a component of other investment income, net, while the income tax benefits were recognized as a reduction of income tax expense.  Seaboard believes using the proportional amortization method of accounting will better align the financial reporting of the affordable housing investments with the economic reality of the transactions.  The amounts of affordable housing tax credits and other tax benefits and related amortization expense recognized as components of income tax expense were not material for the years ended December 31, 2013, 2012 and 2011.  The balance of these investments recognized on the Consolidated Balance Sheets as of December 31, 2013 and 2012 was $13,189,000 and $11,426,000, respectively.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (the Tax Act) was signed into law.  The Tax Act extended many expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes.  In accordance with U.S. GAAP, the determination of current and deferred taxes is based on the provisions of the enacted law as of the balance sheet date; the effects of future changes in tax law are not anticipated.  The effects of changes in tax laws, including retroactive changes, are recognized in the financial statements in the period that the changes are enacted.  Accordingly, as the Tax Act was signed into law in 2013, the effects of the retroactive provisions in the new law on current and deferred taxes assets and liabilities for Seaboard were recorded in the first quarter of 2013.  The total impact was a one-time tax benefit of $7,945,000 recorded in the first quarter of 2013 related to certain 2012 income tax credits.  In addition to this amount was a one-time credit of approximately $11,260,000 for 2012 Federal blender’s credits that was recognized as revenues in the first quarter of 2013.  Certain of these tax provisions, including the Federal bender’s credits, have not been extended past December 31, 2013.  See Note 13 for further discussion of this Federal blender’s credit.